Hartford Global Impact Fund Expense Example - Hartford Global Impact Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 665
Expense Example, with Redemption, 3 Years	907
Expense Example, with Redemption, 5 Years	1,168
Expense Example, with Redemption, 10 Years	1,914
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	297
Expense Example, with Redemption, 3 Years	618
Expense Example, with Redemption, 5 Years	1,064
Expense Example, with Redemption, 10 Years	2,303
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	455
Expense Example, with Redemption, 5 Years	788
Expense Example, with Redemption, 10 Years	1,732
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	361
Expense Example, with Redemption, 5 Years	629
Expense Example, with Redemption, 10 Years	1,394
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	267
Expense Example, with Redemption, 5 Years	467
Expense Example, with Redemption, 10 Years	1,045
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	232
Expense Example, with Redemption, 5 Years	407
Expense Example, with Redemption, 10 Years	914
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	263
Expense Example, with Redemption, 5 Years	461
Expense Example, with Redemption, 10 Years	1,033
Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	232
Expense Example, with Redemption, 5 Years	407
Expense Example, with Redemption, 10 Years	$ 914